Employee benefit plans - Defined benefit pension plans - cash outflows (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Defined benefit pension plans
Estimated future benefit payments	€ 390,431	€ 352,908
Less than 1 year
Defined benefit pension plans
Estimated future benefit payments	30,996	28,191
1 - 3 years
Defined benefit pension plans
Estimated future benefit payments	67,545	60,421
3 - 5 years
Defined benefit pension plans
Estimated future benefit payments	75,674	67,795
5 - 10 years
Defined benefit pension plans
Estimated future benefit payments	€ 216,216	€ 196,501